Submission	Apr. 08, 2025
Submission [Line Items]
Central Index Key	0001682472
Registrant Name	BofA Finance LLC
Registration File Number	333-268718-01
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES